Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued Share Capital	Share Premium	(Accumulated Deficit)
As at Dec. 31, 2017	$ 43,968		$ 139,697	$ (95,729)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(3,568)			(3,568)
Loss for the year	(3,568)			(3,568)
Other comprehensive income	0			0
Share-based payments (note 12)	50		50
Issuance of new common shares due to exercise of Warrants (note 9)	600		600
As at Dec. 31, 2018	41,050		140,347	(99,297)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(36,351)			(36,351)
Loss for the year	(36,351)			(36,351)
Other comprehensive income	0			0
Share-based payments (note 12)	40		40
Issuance of common stock due to conversion (note 11)	5,140		5,140
As at Dec. 31, 2019	9,879		145,527	(135,648)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(17,372)			(17,372)
Loss for the year	(17,372)			(17,372)
Other comprehensive income	0			0
Share-based payments (note 12)	40		40
Issuance of common stock due to conversion (note 11)	815		815
Issuance of new common shares (note 9)	49,317	12	49,305
Issuance of new common shares due to exercise of Warrants (note 9)	194		194
Issuance of Class B preferred shares (Note 4)	300		300
Transaction costs on issue of new common shares	(1,079)		(1,079)
As at Dec. 31, 2020	$ 42,094	$ 12	$ 195,102	$ (153,020)